Consolidated Statements of Cash Flow (Marketing Analysts, LLC and Affiliate) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income (loss)	$ (315,306)	$ (154,344)	$ (33,239)	$ 989,723
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	178,197	137,135	746,059	523,127
(Increase) decrease in operating assets:
Accounts receivable	(1,122,883)	(922,237)	(200,951)	798,624
Increase (decrease) in operating liabilities:
Accounts payable	108,497	(209,715)	(1,189,658)	1,249,080
Net cash provided by operating activities	1,068,146	272,293	(1,202,169)	713,980
Investing activities:
Purchase of property and equipment	(11,272)	(11,513)	(126,899)	(672,714)
Cash used in investing activities	(11,272)	(20,249)	(153,202)	(1,973,964)
Financing activities:
Dividends				(200,000)
Net cash provided by financing activities	(1,519,032)	(241,374)	1,854,501	1,106,835
Net increase (decrease) in cash	(462,159)	10,669	499,130	(153,149)
Cash, beginning of period	501,283	2,153	2,153	155,302
Cash, end of period	39,124	12,822	501,283	2,153
Supplemental disclosure of cash flow information:
Cash paid for interest	231,423	44,236	394,344	74,513
Marketing Analysts, LLC and Affiliate [Member]
Operating activities:
Net income (loss)	(276,287)	438,072	635,624	506,782
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	1,067	829	3,618	2,524
(Increase) decrease in operating assets:
Accounts receivable	655,650	218,118	271,177	(606,066)
Prepaid expenses and other	(4,067)	(136,103)	39,021	(11,429)
Increase (decrease) in operating liabilities:
Accounts payable	(16,341)	273,111	(225,986)	139,024
Other accrued liabilities	(69,173)	(170,184)	(34,005)	60,605
Unearned revenue	(275,378)	(430,417)	24,489	147,478
Net cash provided by operating activities	15,470	193,425	713,939	238,919
Investing activities:
Purchase of property and equipment	(1,471)		(3,773)	(4,515)
Cash used in investing activities	(1,471)		(3,773)	(4,515)
Financing activities:
Dividends	(150,740)	(21,581)	(535,888)	(58,158)
Net cash provided by financing activities	(150,740)	(21,581)	(535,888)	(58,158)
Net increase (decrease) in cash	(136,741)	171,844	174,278	176,246
Cash, beginning of period	725,260	550,982	550,982	374,736
Cash, end of period	588,519	722,825	725,260	550,982
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 5,344	$ 5,796	$ 22,816	$ 24,115